American Century Investments®
Quarterly Portfolio Holdings
Select Fund
January 31, 2026

Select Fund - Schedule of Investments
JANUARY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 0.5%
Mercury Systems, Inc.(1)	296,600	27,844,808
York Space Systems, Inc.(1)	189,254	6,425,174
		34,269,982
Automobiles — 4.2%
Tesla, Inc.(1)	616,500	265,347,765
Biotechnology — 3.7%
Gilead Sciences, Inc.	771,400	109,500,230
Ionis Pharmaceuticals, Inc.(1)	917,600	75,857,992
Regeneron Pharmaceuticals, Inc.	68,500	50,789,325
		236,147,547
Broadline Retail — 7.5%
Amazon.com, Inc.(1)	1,985,400	475,106,220
Capital Markets — 0.6%
MSCI, Inc.	58,300	35,517,526
Commercial Services and Supplies — 0.3%
Veralto Corp.	216,200	21,399,476
Communications Equipment — 0.2%
Lumentum Holdings, Inc.(1)	32,700	12,813,168
Consumer Finance — 0.7%
American Express Co.	123,900	43,633,863
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	110,500	103,897,625
Electrical Equipment — 1.1%
GE Vernova, Inc.	99,000	71,910,630
Entertainment — 1.3%
Netflix, Inc.(1)	633,200	52,865,868
Walt Disney Co.	280,000	31,584,000
		84,449,868
Financial Services — 3.8%
Mastercard, Inc., Class A	404,600	217,994,434
Rocket Cos., Inc., Class A	1,091,500	19,570,595
		237,565,029
Health Care Equipment and Supplies — 0.8%
Boston Scientific Corp.(1)	396,100	37,047,233
Stryker Corp.	42,000	15,521,520
		52,568,753
Health Care Providers and Services — 0.1%
UnitedHealth Group, Inc.	18,000	5,164,740
Hotels, Restaurants and Leisure — 0.8%
Airbnb, Inc., Class A(1)	111,800	14,463,566
Marriott International, Inc., Class A	82,400	25,980,720
Texas Roadhouse, Inc.	66,200	11,906,732
		52,351,018
Insurance — 0.7%
Progressive Corp.	223,900	46,571,200
Interactive Media and Services — 16.8%
Alphabet, Inc., Class A	1,149,700	388,598,600
Alphabet, Inc., Class C	863,200	292,219,096
Meta Platforms, Inc., Class A	513,100	367,636,150

Pinterest, Inc., Class A(1)	596,800	13,207,184
		1,061,661,030
Life Sciences Tools and Services — 1.0%
Danaher Corp.	292,400	64,003,436
Machinery — 1.7%
Graco, Inc.	484,900	42,346,317
Lincoln Electric Holdings, Inc.	214,500	56,917,575
RBC Bearings, Inc.(1)	15,300	7,644,951
		106,908,843
Oil, Gas and Consumable Fuels — 0.6%
Cheniere Energy, Inc.	173,200	36,635,264
Pharmaceuticals — 2.0%
Eli Lilly & Co.	119,200	123,628,280
Professional Services — 1.2%
Broadridge Financial Solutions, Inc.	153,500	30,256,385
UL Solutions, Inc., Class A	519,600	36,491,508
Verisk Analytics, Inc.	43,200	9,394,272
		76,142,165
Semiconductors and Semiconductor Equipment — 24.8%
Analog Devices, Inc.	448,900	139,554,032
Broadcom, Inc.	675,100	223,660,630
KLA Corp.	88,100	125,801,514
NVIDIA Corp.	4,930,900	942,442,917
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	415,200	137,248,512
		1,568,707,605
Software — 13.0%
Adobe, Inc.(1)	53,700	15,747,525
AppLovin Corp., Class A(1)	185,600	87,809,216
Crowdstrike Holdings, Inc., Class A(1)	145,600	64,268,568
Microsoft Corp.	986,300	424,395,027
Oracle Corp.	547,300	90,074,634
Palantir Technologies, Inc., Class A(1)	265,000	38,846,350
Roper Technologies, Inc.	48,300	17,930,409
Salesforce, Inc.	156,000	33,117,240
Zscaler, Inc.(1)	261,100	52,222,611
		824,411,580
Specialty Retail — 2.3%
Burlington Stores, Inc.(1)	67,900	20,088,894
Lowe's Cos., Inc.	240,300	64,174,518
TJX Cos., Inc.	393,800	58,995,178
		143,258,590
Technology Hardware, Storage and Peripherals — 8.5%
Apple, Inc.	2,075,700	538,602,636
TOTAL COMMON STOCKS (Cost $2,116,834,121)		6,322,673,839
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	33,897	33,897
Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 7/31/27, valued at $10,861,102), at 3.66%, dated 1/30/26, due 2/2/26 (Delivery value $10,651,248)		10,648,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,681,897)		10,681,897
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $2,127,516,018)		6,333,355,736
OTHER ASSETS AND LIABILITIES — (0.1)%		(5,458,956)
TOTAL NET ASSETS — 100.0%		$6,327,896,780

WRITTEN OPTIONS CONTRACTS
Reference Equity	Contracts	Type	Exercise Price	Expiration Date	Underlying Notional Amount	Premiums Received	Value
TJX Cos., Inc.	620	Call	$160.00	2/20/26	$9,288,220	$(48,389)	$(15,810)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded options contracts are valued at a mean as provided by independent pricing services.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$6,322,673,839	—	—
Short-Term Investments	33,897	$10,648,000	—
	$6,322,707,736	$10,648,000	—

Liabilities
Other Financial Instruments
Written Options Contracts	$15,810	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.